ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	241,079	288,389
Less: Allowance for doubtful accounts	(11,014)	(21,952)
	230,065	266,437
4. ACCOUNTS RECEIVABLE (Continued)
Schedule of movement of allowance for doubtful accounts

	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	6,144	5,384	11,014
Additions	5,738	11,701	22,799
Write-offs	(6,498)	(6,071)	(11,861)
Balance at end of year	5,384	11,014	21,952